Finance Receivables - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Jul. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		$ 6,564,000	$ 6,578,000
SpringCastle Portfolio		1,703,000	2,091,000
Finance receivables held for sale		793,000	202,000
Amount of commitments to lend additional funds on TDR finance receivables		$ 0
Unlikely to be Collected Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off		60 days
Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off		90 days
Default period TDR finance receivables to be considered Non-performing		12 months
Consolidated VIEs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale		$ 435,000	$ 0
Corporate Joint Venture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ownership percentage - SpringCastle		47.00%			47.00%
First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, real estate loans as a percent of total financing receivables		38.00%	36.00%
Second Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, real estate loans as a percent of total financing receivables		62.00%	64.00%
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		$ 4,300,000	$ 3,800,000
Finance receivables period for write-off	180 days	90 days
Finance receivables held for sale				$ 608,000
Personal Loans | Asset-backed securities | Consolidated VIEs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		$ 3,600,000	1,900,000
Personal Loans | Titled personal property
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of receivable secured by personal property		$ 2,400,000	$ 1,900,000
Percentage of net finance receivables secured by the real and/or personal property of the borrower		56.00%	50.00%
Personal Loans | Consumer household goods or other items of personal property
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of receivable secured by personal property		$ 1,900,000	$ 1,900,000
Percentage of net finance receivables secured by the real and/or personal property of the borrower		44.00%	50.00%
Personal Loans | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term		2 years
Personal Loans | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term		5 years
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		$ 538,000	$ 639,000
Residential Portfolio Segment [Member] | First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		207,000	230,000
Residential Portfolio Segment [Member] | Second Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		$ 331,000	409,000
Residential Portfolio Segment [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term		360 months
Credit card receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		$ 23,000	48,000
Credit card receivable | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term		60 months
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		$ 1,703,000	2,091,000
SpringCastle Portfolio | Consolidated VIEs
Accounts, Notes, Loans and Financing Receivable [Line Items]
SpringCastle Portfolio		1,703,000	$ 2,091,000
SpringCastle Portfolio | Collateralized Mortgage Backed Securities | Consolidated VIEs
Accounts, Notes, Loans and Financing Receivable [Line Items]
SpringCastle Portfolio		$ 1,700,000
Revolving Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off		180 days